RELATED PARTY TRANSACTIONS - Grant of Special Committee Shares to members of special committee of the board (Details) - Special Committee Shares - Class B Common Stock	Aug. 18, 2022 USD ($) director $ / shares shares
RELATED PARTY TRANSACTIONS
Number of shares granted | shares	15,000
Sponsor
RELATED PARTY TRANSACTIONS
Number of directors and advisors to whom shares granted | director	3
Number of shares granted | shares	15,000
Value of shares granted | $	$ 74,550
Grant date fair value | $ / shares	$ 4.97
Excess of fair value of Special Committee Shares | $	$ 74,503